Post-Employment Benefits - Summary of Defined Benefit Plan Expense (Detail) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2021	Jan. 31, 2021	Apr. 30, 2020	Apr. 30, 2021	Apr. 30, 2020
Pension plan [member]
Disclosure of defined benefit plans [line items]
Current service cost	$ 70	$ 71	$ 70	$ 141	$ 138
Past service cost					(32)
Net interest (income) expense	(4)	(4)	(2)	(8)	(5)
Special termination benefits					9
Plan administration costs	2	2	2	4	4
Net defined benefit plan expense recognized in net income	68	69	70	137	114
Other post employment benefit plans [member]
Disclosure of defined benefit plans [line items]
Current service cost	2	2	4	4	7
Past service cost					(1)
Net interest (income) expense	4	4	5	8	10
Net defined benefit plan expense recognized in net income	$ 6	$ 6	$ 9	$ 12	$ 16